NEWMONT LOAN (Tables)	12 Months Ended
Dec. 31, 2020
Newmont Loan
Borrowings
Schedule of long-tem debt

	Mexican pesos	Mexican pesos	US dollars
	(thousands)	(thousands)	(thousands)
	Undiscounted	Discounted
At January 1, 2019	121,865	87,917	$4,475
Advances received	97,601	72,897	3,787
Accretion during the year	—	21,886	1,110
Foreign exchange	—	—	275
At December 31, 2019	219,466	182,700	$9,647
Accretion during the year	—	27,713	1,295
Modification gains arising from changes in estimates	—	(22,093)	(1,032)
Foreign exchange	—	—	(470)
At December 31, 2020	219,466	188,320	$9,440